BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Apr. 14, 2015	Dec. 31, 2014	[1]	Dec. 23, 2014	Dec. 31, 2013
Net Assets, excluding cash acquired						$ 171,527
Non-controlling interest						174,194
Goodwill	$ 162,173			$ 373,230		149,559	$ 227,434
Total assets acquired net of acquired cash						$ 175,296
Comblack IT Ltd [Member]
Net Assets, excluding cash acquired			$ (405)
Non-controlling interest			(1,100)
Intangible assets			1,305
Goodwill			2,012
Total assets acquired net of acquired cash			$ 1,812
Infinigy Solutions LLC [Member]
Net Assets, excluding cash acquired		$ 1,182
Non-controlling interest		(3,273)
Intangible assets		3,652
Goodwill		4,799
Total assets acquired net of acquired cash		$ 6,360

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).